Income taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income taxes
24	Income taxes
As the tax basis for the majority of the Company’s assets and liabilities is maintained in reais and the accounting basis is measured in US dollars (functional currency), the fluctuations in the exchange rate significantly impacted the tax basis and, in turn, the deferred income tax expense (benefit).
Based on the expectation of future taxable income, the Company recorded deferred tax assets based on tax losses carryforwards.
Credits relating to temporary differences on
non-deductible
provisions, represented by labor contingencies, provisions and disputed taxes will be realized as such proceedings are concluded.

24.1	Deferred income tax and social contribution
The components of deferred tax assets and liabilities are as follows:

	12.31.2019	12.31.2018	31.12.2017
Temporarily non-deductible provisions	65.2	39.7	(76.1)
Tax loss carryforwards	0.2	0.5	4.5
Functional currency effect of the non monetary assets	(297.4)	(323.4)	(206.0)
Gains not realized from sales of the Company to subsidiairies	23.1	22.7	15.4
Effect of differences by fixed asset	(12.0)	7.5	(8.1)
Differences between basis: account x tax	(50.7)	20.6	25.7

Deferred tax assets (liabilities), net	(271.6)	(232.4)	(244.6)

Total deferred tax asset	0.7	21.6	13.4
Total deferred tax liability	(272.3)	(254.0)	(258.0)

Changes in deferred income tax that affected profit or loss were as follows:

	From the statement of income	Other comprehensive income	Total
At December 31, 2016	(292.4)	38.8	(253.6)

Temporarily non-deductible provisions	26.6	—	26.6
Tax loss carryforwards	(23.8)	—	(23.8)
Functional currency effect of the non monetary assets	(5.0)	—	(5.0)
Provision Gain not realized at sales from Controlling company to subsidiairies	(1.0)	—	(1.0)
Effect of differences by fixed asset	23.0	—	23.0
Differences between basis: account x tax	(6.9)	(3.9)	(10.8)

At December 31, 2017	(279.5)	34.9	(244.6)

Temporarily non-deductible provisions	115.8	—	115.8
Tax loss carryforwards	(4.0)	—	(4.0)
Functional currency effect of the non monetary assets	(117.4)	—	(117.4)
Gains not realized from sales of Parent Company to subsidiairies	7.3	—	7.3
Effect of differences by fixed asset	15.6	—	15.6
Differences between basis: account x tax	3.9	(9.1)	(5.2)
Discontinued operation	8.1	(8.0)	0.1

At December 31, 2018	(250.2)	17.8	(232.4)

Temporarily non-deductible provisions	14.3	—	14.3
Tax loss carryforwards	1.1	—	1.1
Functional currency effect of the non monetary assets	16.4	—	16.4
Gains not realized from sales of Parent Company to subsidiairies	0.4	—	0.4
Effect of differences by fixed asset	(47.7)	—	(47.7)
Differences between basis: account x tax	(70.3)	(1.0)	(71.3)
Discontinued operation	19.8	27.8	47.6

At December 31, 2019	(316.2)	44.6	(271.6)

24.2	Reconciliation of income tax expense

	12.31.2019	12.31.2018	12.31.2017
Loss before income tax	(101.2)	(282.0)	(95.1)

Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%	34.4	95.9	32.3

Tax on profits of overseas subsidiaries	(72.3)	(33.2)	(9.8)
Functional currency effect of the non monetary assets	16.4	(117.4)	(5.0)
Research and development tax incentives	23.0	27.1	42.8
Interest on own capital	—	3.0	16.9
Fiscal credits (recognized and non recognized)	0.2	(8.5)	9.1
Tax rate diference	(5.3)	26.8	3.0
Other difference between IFRS and fiscal basis*	(99.9)	27.0	(117.5)

	(137.9)	(75.2)	(60.5)

Income tax and social contribution income (expense) benefit as reported	(103.5)	20.7	(28.2)

Current income tax and social contribution expense as reported	(37.5)	(8.6)	(41.1)
Deferred income tax and social contribution income (expense) benefit as reported	(66.0)	29.3	12.9

*
Others and differences between accounting and fiscal basis mainly refer to: permanent additions and exclusions, realization of foreign exchange gain or loss, transfer pricing adjustments and differences between accounting basis and fiscal treatments in the income tax calculation (depreciation of fixed assets, provision for inventory losses, among others).

24.3	Uncertainty over income tax treatments
The Company and its subsidiaries held certain discussions with Brazilian tax authorities over administrative and judicial matters related to uncertain treatments adopted when calculating income tax and social contribution on net income, whose prognostic assessment was that the opted tax positions will probably be accepted by the authorities, based on internal and external evaluation by legal advisors. A summary of these processes, related contingent liabilities and their potential effects is presented in Note 26.2.